Initial Public Offering	12 Months Ended
Dec. 31, 2023
Initial Public Offering [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 10,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one Public Share, and one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase three quarters of one share of Common Stock at a price of $11.50 per share, subject to adjustment (see Note 7).